Non-controlling interests - Schedule of detail, by Group company, of non-controlling interests (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) issue	Dec. 31, 2022 GBP (£) issue	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 GBP (£)
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	€ 7,322		€ 8,594	€ 8,783
Profit/(loss) attributable to non-controlling interests	1,159		1,529	1,063
Non-controlling interests	8,481		10,123	9,846
Other equity interest	€ 175		152	163
Fixed Rate Reset Perpetual AT1 Capital Securities
Non-controlling interests
Number of issues of convertible instruments redeemed early | issue	3	3
Santander Bank Polska
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	€ 1,603		1,559	1,676
Profit/(loss) attributable to non-controlling interests	196		75	81
Grupo PSA
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,728		1,543	1,622
Profit/(loss) attributable to non-controlling interests	323		311	255
Santander Consumer USA Holdings Inc.
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	0		1,255	986
Profit/(loss) attributable to non-controlling interests	0		494	201
Banco Santander - Chile
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,317		1,042	1,218
Profit/(loss) attributable to non-controlling interests	280		292	198
Banco Santander (Brasil) S.A.
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,210		1,023	1,014
Profit/(loss) attributable to non-controlling interests	259		251	233
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	251		202	461
Profit/(loss) attributable to non-controlling interests	42		62	61
Other companies
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,213		1,970	1,806
Profit/(loss) attributable to non-controlling interests	59		44	34
Santander UK plc | Fixed Rate Reset Perpetual AT1 Capital Securities
Non-controlling interests
Issue of convertible instruments	1,977	£ 1,700
Other equity interest	564		€ 1,363	€ 1,275	£ 500
Banco Santander, S.A. | Fixed Rate Reset Perpetual AT1 Capital Securities
Non-controlling interests
Issue of convertible instruments	€ 1,221	£ 1,050